Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Long-Term Debt [Abstract]
Long-Term Debt Including Related Party Debt
The amount of long-term debt (including related party debt discussed under Note 3) shown in the accompanying consolidated balance sheet of December 31, 2020, is analyzed as follows:

		Year Ended
Loan facilities	Borrowers- Issuers	December 31, 2019	December 31, 2020
$11.0 Million Alpha Bank Facility (a)	Spetses- Pikachu	$11,000,000	$9,400,000
$4.5 Million Chailease Financial Services Facility (b)	Bistro	—	4,050,000
Total long-term debt		$11,000,000	$13,450,000
Less: Deferred financing costs		(242,940)	(264,134)
Total long-term debt, net of deferred finance costs		$10,757,060	13,185,866

Presented:
Current portion of long-term debt		$1,600,000	$2,200,000
Less: Current portion of deferred finance costs		(77,105)	(97,963)
Current portion of long-term debt, net of deferred finance costs		$1,522,895	$2,102,037

Non-Current portion of long-term debt		9,400,000	11,250,000
Less: Non-Current portion of deferred finance costs		(165,835)	(166,171)
Non-Current portion of long-term debt, net of deferred finance costs		$9,234,165	$11,083,829

Debt instruments from related party
$5.0 Million Term Loan Facility (Note 3(c))	Castor	5,000,000	5,000,000
Total long-term debt from related party		$5,000,000	$5,000,000

Annual Principal Payments
The annual principal payments for the Company’s outstanding debt arrangements as of December 31, 2020 (including related party debt discussed under Note 3), required to be made after the balance sheet date, are as follows:

Year ending December 31,	Amount
2021	$7,200,000
2022	2,200,000
2023	2,200,000
2024	5,200,000
2025	1,650,000
Total long-term debt (including related party debt)	$18,450,000